Net Periodic Pension Benefit Cost Assumptions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total	$ (50)	$ 2,485	$ (2,693)
Foreign Plan | Pension Plan | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.70%	4.00%	3.60%
Rate of compensation increase	3.90%	3.70%	3.60%
Expected rate of return on plan assets	2.10%	3.00%	2.70%
Actuarial loss/(gain) - benefit obligation	$ 658	$ 10,057	$ (3,992)
Actuarial (gain)/loss – plan assets	(393)	(5,215)	384
Actuarial gain recognized in net periodic benefit cost	(250)	0	(224)
Total	$ 15	$ 4,842	$ (3,832)
Foreign Plan | Pension Plan | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.75%	0.95%	1.35%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	0.75%	0.95%	1.35%
Actuarial loss/(gain) - benefit obligation	$ (626)	$ (1,157)	$ 81
Actuarial (gain)/loss – plan assets	296	(1,233)	1,075
Prior service credit/(cost) recognized in net periodic benefit cost	215	136	(17)
Actuarial gain recognized in net periodic benefit cost	43	(22)	0
Amortization of net prior service credit	8	8	0
Net prior service credit occurring during the year	(1)	(89)	0
Total	$ (65)	$ (2,357)	$ 1,139